Derivative Instruments (Schedule Of Trading Gains (Losses) Of Futures And Forward Currency Contracts) (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	$ (35,773,455)	$ 7,156,751	$ (20,653,354)	$ (36,750,631)	$ (24,062,017)	$ (33,649,516)	$ 130,163,956
Futures Contracts [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	(19,562,516)	4,558,940	(5,544,790)	(19,570,885)	(7,088,911)	(592,466)	104,899,860
Energies [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	(4,088,392)	(10,079,179)	(7,131,745)	333,378	(9,616,856)	7,688,026	(6,296,617)
Grains [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	1,214,459	(4,624,969)	542,741	(9,058,633)	(7,690,728)	(10,817,032)	14,680,492
Interest Rates [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	(19,116,514)	26,954,609	(23,152,460)	11,375,398	24,444,275	74,456,429	78,525,936
Livestock [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	(76,710)	(488,670)	19,540	(620,740)	(1,158,380)	(2,910,290)	(531,000)
Metals [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	7,309,992	1,713,118	4,754,154	(5,579,168)	(12,773,525)	(974,007)	12,922,817
Softs [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	42,950	1,979,273	1,750,272	4,098,800	3,389,662	(1,791,425)	7,618,692
Stock Indices [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	(4,848,301)	(10,895,242)	17,672,708	(20,119,920)	(3,683,359)	(66,244,167)	(2,020,460)
Forward Currency Contracts [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	$ (16,210,939)	$ 2,597,811	$ (15,108,564)	$ (17,179,746)	$ (16,973,106)	$ (33,057,050)	$ 25,264,096